                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           THE MERRILL LYNCH FUND OF STRIPPED
                           ("ZERO") U.S. TREASURY SECURITIES
                           SERIES A-L
                           (UNIT INVESTMENT TRUSTS)

                           -  PORTFOLIO OF "ZERO COUPON" U.S. TREASURY
                              SECURITIES
                           - DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                           - UNITS SOLD TO SEPARATE ACCOUNTS TO FUND BENEFITS UNDER VARIABLE LIFE INSURANCE POLICIES

                           -----------------------------------------------------
SPONSOR:                   The Securities and Exchange Commission has not
MERRILL LYNCH,             approved or disapproved these Securities or passed
PIERCE, FENNER & SMITH     upon the adequacy of this prospectus. Any
INCORPORATED               representation to the contrary is a criminal offense.

                           Prospectus dated April 30, 2002.

--------------------------------------------------------------------------------

CONTENTS

                                                    PAGE
                                                    ----
Risk/Return Summary...............................    3
What You Can Expect From Your Investment..........    6
  Distributions at Maturity.......................    6
  Records and Reports.............................    6
The Risk You Face.................................    6
  Price Risk......................................    6
Selling or Exchanging Units.......................    6
  Sponsor's Secondary Market......................    6
  Selling Units to the Trustee....................    6
How The Fund Works................................    6
  Pricing.........................................    6
  Evaluations.....................................    7
  Income..........................................    7
  Expenses........................................    7
  Portfolio Changes...............................    7
  Termination.....................................    7
  Certificates....................................    8
  Trust Indenture.................................    8
  Legal Opinion...................................    8
  Auditors........................................    9
  Sponsor.........................................    9
  Trustee.........................................    9
  Sponsors's Profits..............................    9
  Code of Ethics..................................    9
Taxes.............................................    9
Supplemental Information..........................   10
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks safety of capital and high yield to maturity by investing primarily in fixed portfolios of Stripped U.S. Treasury securities.

   Units are offered only to separate accounts to fund the benefits under variable insurance policies issued by Monarch Life Insurance Company, Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. These Accounts invest in units in accordance with allocation instructions received by policyowners. Accordingly, the interests of a policyowner in the units are subject to the terms of the insurance policy.

   The rights of the Accounts as holders of units should be distinguished from the rights of the policyowners. Please review the accompanying prospectus for the insurance policies, which describes the rights of and risks to policyowners. The term "you" in this Prospectus refers to the Accounts (or the Sponsor if it holds units).

 2. WHAT ARE STRIPPED U.S. TREASURY SECURITIES?
   These are debt obligations directly issued by the U.S. Treasury. They do not make any periodic payments of interest before maturity and are priced at a deep discount from face amount. They pay a fixed amount of principal at maturity.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund consists of 13 separate series, each containing one or more unit investment trusts. Each trust is designated by the year in which its Stripped Treasury securities mature. Each trust also contains an interest-bearing U.S. Treasury note to provide income to pay the trust's expenses.

 - Unlike a mutual fund, the portfolios of these unit investment trusts are not managed.

 - For each 1,000 units purchased, you will receive a total distribution of approximately $1,000 for units held until maturity of the underlying securities in the trust.

 - The securities in the Fund BUT NOT THE FUND OR THE UNITS are backed by the full faith and credit of the United States.

 - 100% of the trusts consist of U.S. Treasury securities.

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates can reduce the value of the units.

 - Since each portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates. This risk is greater than on debt securities that pay interest currently and increases when the time to maturity is longer.

 - If units are sold before the underlying securities mature, the value of your units may decrease, because market prices of the securities before maturity will vary with changes in interest rates and other factors. The Sponsor has determined not to offer any new trusts and may seek to terminate outstanding trusts. Such termination would result in sale of the securities before maturity and recognition of gains or losses.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities with fixed returns and a stated maturity.

   The Fund is NOT appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

 6. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and securities are not sold because of market changes. To lock in the yield on the purchase date, a trust holds securities to maturity unless sales are needed to raise cash for redemptions.

 7. HOW DO I BUY UNITS?
   Each Account buys units from the Sponsor. There is no minimum investment.

   Unit price is based on the net asset value of the trust plus the applicable transaction charge shown below. Any principal cash, and any net accrued but undistributed interest on the unit is added to the unit price. An independent evaluator prices the securities at their offer side values at 3:30 p.m. Eastern time each business day. Unit price varies daily with changes in the prices of the securities in the trust.

 8. HOW DO I SELL UNITS?
   An Account may sell units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any fee when you sell your units.

 9. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the Stripped Treasury security matures, the proceeds will be distributed to the Accounts. A distribution will be made in cash two business days following the maturity of the Stripped Treasury security.

   The Accounts (not the policyowners) have significant amounts of income attributed to them annually as original issue discount is accrued on the Stripped Treasury securities.

10. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses the Accounts may pay, directly or indirectly, when they invest in the Fund.

   TRANSACTION CHARGES
   The insurance company initially pays a transaction charge to the Sponsor on the units sold to an Account. The insurance company intends to recover this amount through an asset charge. See the accompanying prospectus for the insurance policies for futher information. The transaction charge is based on the remaining years to maturity of the Stripped Treasury security:

                                                    PERCENT OF
                                                      OFFER
           REMAINING YEARS TO MATURITY                PRICE
           ---------------------------              ----------
Less than 2 years.................................      0.25%
At least 2 years but less than 3 years............      0.50
At least 3 years but less than 5 years............      0.75
At least 5 years but less than 8 years............      1.00
At least 8 years but less than 13 years...........      1.50
At least 13 years but less than 18 years..........      1.75

   UNIT PRICE (as of December 31, 2001)

--------------------------------------------------------------------------------

                           SERIES A  SERIES B  SERIES C  SERIES D  SERIES E  SERIES F  SERIES G
                           --------  --------  --------  --------  --------  --------  --------
                             2003      2005      2006      2007      2008      2009      2010
                            TRUST     TRUST     TRUST     TRUST     TRUST     TRUST     TRUST
                            -----     -----     -----     -----     -----     -----     -----
Net asset value (based on
offer side
  evaluation of
underlying Securities)     $959.07   $895.86   $865.38   $812.71   $748.18   $701.87   $649.51
Plus transaction charge    $  2.41   $  6.77   $  6.54   $  8.21   $  7.56   $  7.09   $  9.89
                           -------   -------   -------   -------   -------   -------   -------
Unit price per 1,000
Units                      $961.48   $902.63   $871.92   $820.92   $755.74   $708.96   $659.40

--------------------------------------------------------------------------------

                           SERIES H  SERIES I   SERIES J      SERIES K      SERIES L
                           --------  ---------  --------  ----------------  --------
                             2011      2002       2013     2004     2014      2019
                            TRUST      TRUST     TRUST     TRUST    TRUST    TRUST
                            -----      -----     -----     -----    -----    -----
Net asset value (based on
offer side
  evaluation of
underlying Securities)     $617.59   $1,000.20  $538.98   $936.21  $497.41  $358.47
Plus transaction charge    $  9.41   $    2.51  $  8.21   $  4.71  $  7.58  $  6.38
                           -------   ---------  -------   -------  -------  -------
Unit price per 1,000
Units                      $627.00   $1,002.71  $547.19   $940.92  $504.99  $364.85

--------------------------------------------------------------------------------

   TRUSTEE'S ANNUAL OPERATING FEE AND EXPENSES PER $1,000 FACE AMOUNT OF UNDERLYING SECURITIES

--------------------------------------------------------------------------------

         SERIES A  SERIES B  SERIES C  SERIES D  SERIES E  SERIES F  SERIES G
         --------  --------  --------  --------  --------  --------  --------
           2003      2005      2006      2007      2008      2009      2010
          TRUST     TRUST     TRUST     TRUST     TRUST     TRUST     TRUST
          -----     -----     -----     -----     -----     -----     -----
          $0.35     $0.35     $0.35     $0.35     $0.35     $0.35     $0.35

--------------------------------------------------------------------------------

            SERIES H  SERIES I  SERIES J     SERIES K     SERIES L
            --------  --------  --------  --------------  --------
              2011      2002      2013     2004    2014     2019
             TRUST     TRUST     TRUST    TRUST   TRUST    TRUST
             -----     -----     -----    -----   -----    -----
             $0.35     $0.35     $0.35    $0.35   $0.35    $0.35

--------------------------------------------------------------------------------

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS

Each trust normally holds any net income and principal received until the Stripped Treasury security matures. However, the Trustee may distribute any available balances in the Income and Capital Accounts once a year, as instructed by the Sponsor.

RECORDS AND REPORTS

The Accounts receive:

- with any distribution, a statement of income and other payments;
- an annual report on Fund transactions; and
- annual tax information. THIS ALSO IS SENT TO THE IRS.

You will receive audited financial statements of the Fund once a year.

THE RISK YOU FACE

PRICE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of Stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING OR EXCHANGING UNITS

SPONSOR'S SECONDARY MARKET

We have agreed to buy back units at their offer side value without any fee or charge. We may resell the units to an Account or to the Trustee.

SELLING UNITS TO THE TRUSTEE

If we fail to maintain a secondary market, an Account can sell units to the Trustee at any time at a price based on the lower bid side evaluation of the securities in the trust. It must deliver instructions to the Trustee (with coordinated delivery or assignment of any outstanding certificates if issued).

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the redemption instructions. An Account may opt to receive securities rather than cash. Contact the Trustee for additional information.

If the trust does not have cash available to pay for units redeemed, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in receiving less than the unit par value and also reduce the size and diversity of the trust.

Payments for units could be delayed:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after purchase of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current offer prices for the securities or comparable bonds.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semi-annually. It also benefits when it holds cash for a trust in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the trust's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
  - costs of actions taken to protect a trust and other legal fees and expenses;
  - termination expenses and any governmental charges.

The trusts also pay the Evaluator's fees.

The Trustee's and Evaluator's fees may be adjusted for inflation without investors' approval.

If trust expenses exceed initial estimates, the trust will owe the excess. The Trustee has a lien on trust assets to secure reimbursement of trust expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsor and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the trust relative to its original size;
  - level of trust expenses;
  - yield to maturity;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

TERMINATION

Each trust terminates following the stated maturity or sale of the last security in its portfolio. A trust may also terminate earlier with the consent of investors holding 51% of the units or if its total assets are less than 40% of the face amount of securities deposited. We will decide whether to terminate a trust early based on the same factors used in deciding whether or not to offer units in the secondary market.

When a trust is about to terminate the Account will receive a notice, and it will be unable to sell units of the trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will bear your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. An Account may transfer certificates by complying with the requirements for redeeming certificates, described above. It can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in a trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the trusts; or
  - continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent auditors, audited the Financial Statements included in this Prospectus.

SPONSOR

The Sponsor is:

MERRILL LYNCH, PIERCE, FENNER & SMITH
INCORPORATED (a wholly-owned subsidiary
of Merrill Lynch & Co., Inc.) P.O. Box
9051, Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSOR'S PROFITS

Upon the sale of units, the Sponsor receives the transaction charge from an Account (as set out above). The Sponsor also realizes a profit or loss on each deposit of securities in a trust.

In maintaining a secondary market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys units and the prices at which it resells or redeems those units.

CODE OF ETHICS

The Fund and the Sponsor have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following discussion relates only to the Accounts as holders of units, and not to policyowners. The separate prospectus for the insurance policies, attached, describes tax consequences to policyowners.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each Stripped Treasury security in the Fund.

The zero coupon bonds will be considered to have been issued at an "original issue discount" for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

REPORT OF INDEPENDENT ACCOUNTANTS


The Sponsor, Trustee and Holders
  of The Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A (2003 Trust),
  Series B (2005 Trust), Series C (2006 Trust),
  Series D (2007 Trust), Series E (2008 Trust),
  Series F (2009 Trust), Series G (2010 Trust),
  Series H (2011 Trust)
  Series J (2013 Trust), Series K (2004 and 2014 Trusts) and
  Series L (2019 Trust) (the Funds):

We have audited the accompanying statements of condition of the Funds, including the portfolios, as of December 31, 2001 and the related statements of operations, changes in net assets and financial highlights for the years ended December 31, 2001, 2000 and 1999. These financial statements and financial highlights are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 2001, as shown in such portfolios, were confirmed to us by JPMorgan Chase Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2001 and the results of their operations, changes in their net assets and their financial highlights for the above-stated years in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

New York, N.Y.
February 14, 2002
                                       D-1

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2001


                                                                     2003 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                       $44,001,840
  Other                                                                  103,553

           Total trust property                                       44,105,393

LESS LIABILITY - Other                                                     5,134

NET ASSETS (Note 2)                                                  $44,100,259

UNITS OUTSTANDING                                                     45,909,602

UNIT VALUE                                                               $.96059


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF OPERATIONS


                                                                   2003 TRUST
                                                            Years Ended December 31,
                                                         2001         2000         1999
INVESTMENT INCOME:
  Interest income                                     $   17,185   $   17,888   $    20,187
  Accretion of original issue
    discount                                           3,288,774    3,263,398     3,456,482
  Trustee's fees and expenses                            (12,758)     (13,235)      (14,447)

  Net investment income                                3,293,201    3,268,051     3,462,222

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       288,531      357,199       704,433
  Unrealized appreciation (depreciation) of
    investments                                          170,572      475,713    (4,967,831)

  Realized and unrealized gain (loss) on
    investments                                          459,103      832,912    (4,263,398)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $3,752,304   $4,100,963   $  (801,176)


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2003 TRUST
                                                          Years Ended December 31,
                                                      2001          2000          1999

OPERATIONS:
  Net investment income                            $ 3,293,201   $ 3,268,051   $ 3,462,222
  Realized gain on securities sold                     288,531       357,199       704,433
  Unrealized appreciation (depreciation) of
    investments                                        170,572       475,713    (4,967,831)

  Net increase (decrease) in net assets
    resulting from operations                        3,752,304     4,100,963      (801,176)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       1,554,156     1,336,807       598,839
  Redemptions of units                              (3,301,709)   (5,296,921)   (6,430,805)

  Net capital share transactions                    (1,747,553)   (3,960,114)   (5,831,966)

NET INCREASE (DECREASE) IN NET ASSETS                2,004,751       140,849    (6,633,142)

NET ASSETS, BEGINNING OF YEAR                       42,095,508    41,954,659    48,587,801

NET ASSETS, END OF YEAR                            $44,100,259   $42,095,508   $41,954,659

UNIT VALUE, END OF YEAR                                $.96059       $.88210       $.79853

UNITS OUTSTANDING, END OF YEAR                      45,909,602    47,721,894    52,539,538


                       See Notes to Financial Statements.

                                      D-4

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2001

                                                              2005 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $22,587,208
  Other                                                            34,339

           Total trust property                                22,621,547

LESS LIABILITY - Other                                              9,848

NET ASSETS (Note 2)                                           $22,611,699

UNITS OUTSTANDING                                              25,230,507

UNIT VALUE                                                        $.89620

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS

                                                                   2005 TRUST
                                                           Years Ended  December 31,
                                                         2001         2000         1999
INVESTMENT INCOME:
  Interest income                                     $    9,234   $    9,995   $    10,941
  Accretion of original issue discount                 1,409,908    1,475,018     1,571,255
  Trustee's fees and expenses                             (8,913)      (9,283)       (9,886)

  Net investment income                                1,410,229    1,475,730     1,572,310

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       158,137      254,084       541,792
  Unrealized appreciation (depreciation) of
    investments                                          421,188      931,121    (3,111,597)

  Realized and unrealized gain (loss) on
    investments                                          579,325    1,185,205    (2,569,805)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,989,554   $2,660,935   $  (997,495)

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2005 TRUST
                                                          Years Ended  December 31,
                                                      2001          2000          1999
OPERATIONS:
  Net investment income                            $ 1,410,229   $ 1,475,730   $ 1,572,310
  Realized gain on securities sold                     158,137       254,084       541,792
  Unrealized appreciation (depreciation)
    of investments                                     421,188       931,121    (3,111,597)

  Net increase (decrease) in net assets
    resulting from operations                        1,989,554     2,660,935      (997,495)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                       960,567
  Redemptions of units                              (1,196,780)   (2,795,804)   (3,660,496)

  Net capital share transactions                    (1,196,780)   (1,835,237)   (3,660,496)

NET INCREASE (DECREASE) IN NET ASSETS                  792,774       825,698    (4,657,991)

NET ASSETS, BEGINNING OF YEAR                       21,818,925    20,993,227    25,651,218

NET ASSETS, END OF YEAR                            $22,611,699   $21,818,925   $20,993,227

UNIT VALUE, END OF YEAR                                $.89620       $.82159       $.72617

UNITS OUTSTANDING, END OF YEAR                      25,230,507    26,556,977    28,909,581


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2001

                                                                          2006 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $9,235,252
  Other                                                                        8,531

           Total trust property                                            9,243,783

LESS LIABILITY - Other                                                         6,262

NET ASSETS (Note 2)                                                       $9,237,521

UNITS OUTSTANDING                                                         10,679,800

UNIT VALUE                                                                   $.86495


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF OPERATIONS

                                                                   2006 TRUST
                                                            Years Ended December 31,
                                                          2001        2000         1999
INVESTMENT INCOME:
  Interest income                                       $  3,473   $    3,505   $     3,845
  Accretion of original issue discount                   508,874      510,408       509,644
  Trustee's fees and expenses                             (3,389)      (3,543)       (3,844)

  Net investment income                                  508,958      510,370       509,645

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                        35,310       55,706        27,728
  Unrealized appreciation (depreciation)
    of investments                                       206,747      561,120    (1,062,997)

  Realized and unrealized gain (loss) on
    investments                                          242,057      616,826    (1,035,269)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $751,015   $1,127,196   $  (525,624)


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   2006 TRUST
                                                            Years Ended December 31,
                                                         2001          2000          1999
OPERATIONS:
  Net investment income                              $   508,958   $   510,370   $   509,645
  Realized gain on securities sold                        35,310        55,706        27,728
  Unrealized appreciation (depreciation)
    of investments                                       206,747       561,120    (1,062,997)

  Net increase (decrease) in net assets
    resulting from operations                            751,015     1,127,196      (525,624)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                           493,108       258,383
  Redemptions of units                                  (429,408)   (1,154,077)     (189,073)

  Net capital share transactions                          63,700      (895,694)     (189,073)

NET INCREASE (DECREASE) IN NET ASSETS                    814,715       231,502      (714,697)

NET ASSETS, BEGINNING OF YEAR                          8,422,806     8,191,304     8,906,001

NET ASSETS, END OF YEAR                              $ 9,237,521   $ 8,422,806   $ 8,191,304

UNIT VALUE, END OF YEAR                                  $.86495       $.79516       $.69105

UNITS OUTSTANDING, END OF YEAR                        10,679,800    10,592,539    11,853,450

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2001

                                                                         2007 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                           $11,725,762
  Other                                                                        2,645

           Total trust property                                           11,728,407

LESS LIABILITY - Other                                                         1,025

NET ASSETS (Note 2)                                                      $11,727,382

UNITS OUTSTANDING                                                         14,439,289

UNIT VALUE                                                                   $.81219


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF OPERATIONS

                                                                   2007 TRUST
                                                            Years Ended December 31,
                                                         2001         2000         1999
INVESTMENT INCOME:
  Interest income                                     $    5,117   $    5,733  $     6,914
  Accretion of original issue discount                   794,959      846,862      939,212
  Trustee's fees and expenses                             (5,046)      (5,697)      (6,854)

  Net investment income                                  795,030      846,898      939,272

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       190,946      349,897      413,425
  Unrealized appreciation (depreciation) of
    investments                                          (53,314)     605,268   (2,423,766)

  Realized and unrealized gain (loss) on
    investments                                          137,632      955,165   (2,010,341)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $  932,662   $1,802,063  $(1,071,069)


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2007 TRUST
                                                          Years Ended December 31,
                                                      2001          2000          1999
OPERATIONS:
  Net investment income                            $   795,030   $   846,898   $   939,272
  Realized gain on securities sold                     190,946       349,897       413,425
  Unrealized appreciation (depreciation)
    of investments                                     (53,314)      605,268    (2,423,766)

  Net increase (decrease)in  net assets
    resulting from operations                          932,662     1,802,063    (1,071,069)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         504,774
  Redemptions of units                              (1,067,997)   (2,205,907)   (2,247,198)

  Net capital share transactions                      (563,223)   (2,205,907)   (2,247,198)

NET INCREASE (DECREASE) IN NET ASSETS                  369,439      (403,844)   (3,318,267)

NET ASSETS, BEGINNING OF YEAR                       11,357,943    11,761,787    15,080,054

NET ASSETS, END OF YEAR                            $11,727,382   $11,357,943   $11,761,787

UNIT VALUE, END OF YEAR                               $.81219        $.75222       $.64340

UNITS OUTSTANDING, END OF YEAR                      14,439,289    15,099,248    18,280,661


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2001

                                                                         2008 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                           $19,378,917
  Other                                                                       36,602

           Total trust property                                           19,415,519

LESS LIABILITY - Other                                                         7,027

NET ASSETS (Note 2)                                                      $19,408,492

UNITS OUTSTANDING                                                         25,922,871

UNIT VALUE                                                                   $.74870


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF OPERATIONS

                                                                   2008 TRUST
                                                            Years Ended December 31,
                                                         2001         2000         1999
INVESTMENT INCOME
  Interest income                                     $    9,885   $   10,901   $   12,755
  Accretion of original issue
    discount                                           1,266,053    1,349,253    1,435,802
  Trustee's fees and expenses                             (9,057)      (9,682)     (10,653)

  Net investment income                                1,266,881    1,350,472    1,437,904

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       293,403      484,441      481,343
  Unrealized appreciation (depreciation)
    of investments                                      (238,550)   1,388,272   (3,961,819)

  Realized and unrealized gain (loss)
    on investments                                        54,853    1,872,713   (3,480,476)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $1,321,734   $3,223,185  $(2,042,572)


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2008 TRUST
                                                          Years Ended December 31,
                                                      2001          2000          1999
OPERATIONS:
  Net investment income                            $ 1,266,881   $ 1,350,472   $ 1,437,904
  Realized gain on securities sold                     293,403       484,441       481,343
  Unrealized appreciation (depreciation) of
    investments                                       (238,550)    1,388,272    (3,961,819)

  Net increase (decrease) in net assets
    resulting from operations                        1,321,734     3,223,185    (2,042,572)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional Units                         362,917
  Redemptions of Units                              (1,551,578)  (3,362,291)   (2,273,793)

  Net capital share transactions                    (1,188,661)  (3,362,291)   (2,273,793)

NET INCREASE (DECREASE) IN NET ASSETS                  133,073      (139,106)   (4,316,365)

NET ASSETS, BEGINNING OF YEAR                       19,275,419    19,414,525    23,730,890

NET ASSETS, END OF YEAR                            $19,408,492   $19,275,419   $19,414,525

UNIT VALUE, END OF YEAR                                $.74870       $.69889       $.58855

UNITS OUTSTANDING, END OF YEAR                      25,922,871    27,579,932    32,987,304


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2001

                                                               2009 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $ 8,963,919
  Other                                                            15,094

           Total trust property                                 8,979,013

LESS LIABILITY - Other                                              7,135

NET ASSETS (Note 2)                                           $ 8,971,878

UNITS OUTSTANDING                                              12,782,888

UNIT VALUE                                                        $.70187


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS

                                                                   2009 TRUST
                                                            Years Ended December 31,
                                                         2001         2000         1999
INVESTMENT INCOME:
  Interest income                                       $  5,099   $    5,821  $     6,117
  Accretion of original issue discount                   625,798      644,482      617,452
  Trustee's fees and expenses                             (4,928)      (5,815)      (6,081)

  Net investment income                                  625,969      644,488      617,488

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       331,775       89,998       50,758
  Unrealized appreciation (depreciation) of
    investments                                         (398,934)   1,007,414   (1,657,161)

  Realized and unrealized gain (loss) on
    investments                                          (67,159)   1,097,412   (1,606,403)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $558,810   $1,741,900  $  (988,915)


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2009 TRUST
                                                          Years Ended December 31,
                                                      2001          2000          1999
OPERATIONS:
  Net investment income                            $   625,969   $   644,488   $   617,488
  Realized gain on securities sold                     331,775        89,998        50,758
  Unrealized appreciation (depreciation) of
    investments                                       (398,934)    1,007,414    (1,657,161)

  Net increase (decrease) in net assets
    resulting from operations                          558,810     1,741,900      (988,915)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                                     279,335
  Redemptions of units                              (1,648,300)     (633,718)     (303,364)

  Net capital share transactions                    (1,648,300)     (633,718)      (24,029)

NET INCREASE (DECREASE) IN NET ASSETS               (1,089,490)    1,108,182    (1,012,944)

NET ASSETS, BEGINNING OF YEAR                       10,061,368     8,953,186     9,966,130

NET ASSETS, END OF YEAR                            $ 8,971,878   $10,061,368   $ 8,953,186

UNIT VALUE, END OF YEAR                               $.70187        $.66147       $.54967

UNITS OUTSTANDING, END OF YEAR                      12,782,888    15,210,688    16,288,248


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2001

                                                               2010 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $ 8,396,359
  Other                                                             8,196

           Total trust property                                 8,404,555

LESS LIABILITY - Other                                              1,518

NET ASSETS (Note 2)                                           $ 8,403,037

UNITS OUTSTANDING                                              12,939,587

UNIT VALUE                                                        $.64941


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS

                                                                   2010 TRUST
                                                           Years Ended  December 31,
                                                         2001         2000         1999
INVESTMENT INCOME:
  Interest income                                      $   5,721   $    5,993  $     6,071
  Accretion of original issue discount                   551,096      587,798      553,854
  Trustee's fees and expenses                             (5,481)      (5,770)      (5,887)

  Net investment income                                  551,336      588,021      554,038

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       201,355      210,731      138,067
  Unrealized appreciation (depreciation) of
    investments                                         (242,927)     961,365   (1,694,311)

  Realized and unrealized gain (loss) on
    investments                                          (41,572)   1,172,096   (1,556,244)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                      $ 509,764   $1,760,117  $(1,002,206)


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2010 TRUST
                                                          Years Ended  December 31,
                                                      2001          2000          1999
OPERATIONS:
  Net investment income                            $   551,336   $   588,021   $   554,038
  Realized gain on securities sold                     201,355       210,731       138,067
  Unrealized appreciation (depreciation) of
    investments                                       (242,927)      961,365    (1,694,311)

  Net increase (decrease) in net assets
    resulting from operations                          509,764     1,760,117    (1,002,206)

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       1,244,620     4,464,119
  Redemptions of units                              (2,431,196)   (4,476,073)   (2,104,112)

  Net capital share transactions                    (1,186,576)      (11,954)   (2,104,112)

NET INCREASE (DECREASE) IN NET ASSETS                 (676,812)    1,748,163    (3,106,318)

NET ASSETS, BEGINNING OF YEAR                        9,079,849     7,331,686    10,438,004

NET ASSETS, END OF YEAR                            $ 8,403,037   $ 9,079,849   $ 7,331,686

UNIT VALUE, END OF YEAR                                $.64941       $.61992       $.50818

UNITS OUTSTANDING, END OF YEAR                      12,939,587    14,646,810    14,427,345


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2001

                                                                          2011 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $3,734,579
  Other                                                                       30,365

           Total trust property                                            3,764,944

LESS LIABILITY - Other                                                           167

NET ASSETS (Note 2)                                                       $3,764,777

UNITS OUTSTANDING                                                          6,053,123

UNIT VALUE                                                                   $.62196


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF OPERATIONS

                                                                      2011 TRUST
                                                               Years Ended December 31,
                                                              2001       2000       1999
INVESTMENT INCOME:
  Interest income                                          $   2,162   $  2,048  $   1,575
  Accretion of original issue discount                       212,973    184,513    132,963
  Trustee's fees and expenses                                 (2,179)    (1,926)    (1,544)

  Net investment income                                      212,956    184,635    132,994

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed                40,534     22,586     13,108
  Unrealized appreciation (depreciation) of investments     (117,746)   430,247   (399,174)

  Realized and unrealized gain (loss) on investments         (77,212)   452,833   (386,066)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                          $ 135,744   $637,468  $(253,072)


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   2011 TRUST
                                                            Years Ended December 31,
                                                         2001         2000         1999
OPERATIONS:
  Net investment income                               $  212,956   $  184,635   $  132,994
  Realized gain on securities sold                        40,534       22,586       13,108
  Unrealized appreciation (depreciation)
    of investments                                      (117,746)     430,247     (399,174)

  Net increase (decrease) in net assets
    resulting from operations                            135,744      637,468     (253,072)

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                           527,888    1,125,533
  Redemption of units                                   (312,909)    (154,093)    (251,662)

  Net capital share transactions                         214,979      971,440     (251,662)

NET INCREASE (DECREASE) IN NET ASSETS                    350,723    1,608,908     (504,734)

NET ASSETS, BEGINNING OF YEAR                          3,414,054    1,805,146    2,309,880

NET ASSETS, END OF YEAR                               $3,764,777   $3,414,054   $1,805,146

UNIT VALUE, END OF YEAR                                  $.62196      $.59770      $.48007

UNITS OUTSTANDING, END OF YEAR                         6,053,123    5,712,015    3,760,137


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2001

                                                                          2013 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $1,276,852
  Other                                                                        2,083

           Total trust property                                            1,278,935

LESS LIABILITY - Other                                                           102

NET ASSETS (Note 2)                                                       $1,278,833

UNITS OUTSTANDING                                                          2,371,779

UNIT VALUE                                                                   $.53919


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF OPERATIONS

                                                                      2013 TRUST
                                                               Years Ended December 31,
                                                              2001       2000       1999
INVESTMENT INCOME:
  Interest income                                           $    913   $  1,275  $   1,279
  Accretion of original issue discount                        87,893    103,074     95,708
  Trustee's fees and expenses                                   (999)      (633)    (1,919)

  Net investment income                                       87,807    103,716     95,068

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                               96,217     35,542
  Unrealized appreciation (depreciation) of
    investments                                             (143,759)   240,912   (305,885)

  Realized and unrealized gain (loss) on
    investments                                              (47,542)   276,454   (305,885)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $ 40,265   $380,170  $(210,817)


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  2013 TRUST
                                                            Years Ended December 31,
                                                         2001        2000          1999
OPERATIONS:
  Net investment income                               $   87,807   $  103,716   $   95,068
  Realized gain on securities sold                        96,217       35,542
  Unrealized appreciation (depreciation) of
    investments                                         (143,759)     240,912     (305,885)

  Net increase (decrease) in net assets resulting
    from operations                                       40,265      380,170     (210,817)

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units
  Redemption of units                                   (461,849)    (153,012)

  Net capital share transactions                        (461,849)    (153,012)

NET INCREASE (DECREASE) IN NET ASSETS                   (421,584)     227,158     (210,817)

NET ASSETS, BEGINNING OF YEAR                          1,700,417    1,473,259    1,684,076

NET ASSETS, END OF YEAR                               $1,278,833   $1,700,417   $1,473,259

UNIT VALUE, END OF YEAR                                  $.53919      $.52290      $.41520

UNITS OUTSTANDING, END OF YEAR                         2,371,779    3,251,894    3,548,349


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 2001

                                                              2004 TRUST    2014 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $11,019,703   $15,081,650
  Other                                                             2,289        29,959

           Total trust property                                11,021,992    15,111,609

LESS LIABILITY - Other                                                872         1,850

NET ASSETS (Note 2)                                           $11,021,120   $15,109,759

UNITS OUTSTANDING                                              11,778,317    30,357,639

UNIT VALUE                                                        $.93571       $.49773


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS

                                                                    2004 TRUST
                                                            Years Ended December 31,
                                                         2001        2000          1999
INVESTMENT INCOME:
  Interest income                                       $  4,343   $    4,326    $   4,043
  Accretion of original issue discount                   625,340      597,880      532,984
  Trustee's fees and expenses                             (4,259)      (4,197)      (3,890)

  Net investment income                                  625,424      598,009      533,137

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                        63,896       23,619       61,277
  Unrealized appreciation (depreciation)
    of investments                                       298,920      454,097     (808,067)

  Realized and unrealized gain (loss) on
    investments                                          362,816      477,716     (746,790)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $988,240   $1,075,725    $(213,653)


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS

                                                                   2014 TRUST
                                                            Years Ended December 31,
                                                         2001        2000          1999
INVESTMENT INCOME:
  Interest income                                     $   11,985   $   15,470  $    23,378
  Accretion of original issue discount                 1,005,555    1,228,274    1,752,879
  Trustee's fees and expenses                            (10,489)     (14,131)     (15,897)

  Net investment income                                1,007,051    1,229,613    1,760,360

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on securities sold                  8,879     (318,334)     460,505
  Unrealized appreciation (depreciation)
    of investments                                      (594,799)   3,699,435   (6,005,304)

  Realized and unrealized gain (loss)
    on investments                                      (585,920)   3,381,101   (5,544,799)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $  421,131   $4,610,714  $(3,784,439)


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                      2004 TRUST
                                                            Years Ended December 31,
                                                         2001        2000          1999
OPERATIONS:
  Net investment income                              $   625,424  $   598,009  $   533,137
  Realized gain on securities sold                        63,896       23,619       61,277
  Unrealized appreciation (depreciation)
    of investments                                       298,920      454,097     (808,067)

  Net increase (decrease) in net assets
    resulting from operations                            988,240    1,075,725     (213,653)

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                           742,105    1,071,650    1,362,662
  Redemptions of units                                (1,064,431)   (535,248)    (657,428)

  Net capital share transactions                        (322,326)     536,402      705,234

NET INCREASE IN NET ASSETS                               665,914    1,612,127      491,581

NET ASSETS, BEGINNING OF YEAR                         10,355,206    8,743,079    8,251,498

NET ASSETS, END OF YEAR                              $11,021,120  $10,355,206  $ 8,743,079

UNIT VALUE, END OF YEAR                                  $.93571      $.85591      $.76881

UNITS OUTSTANDING, END OF YEAR                        11,778,317   12,098,431   11,372,192


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2014 TRUST
                                                          Years Ended December 31,
                                                      2001           2000          1999
OPERATIONS:
  Net investment income                            $ 1,007,051    $ 1,229,613   $  1,760,360
  Realized gain (loss) on securities sold                8,879       (318,334)       460,505
  Unrealized appreciation (depreciation)
    of investments                                    (594,799)     3,699,435     (6,005,304)

  Net increase (decrease) in net assets
    resulting from operations                          421,131      4,610,714     (3,784,439)

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                                                     7,459,882
  Redemptions of units                              (4,517,841)    (5,108,300)   (10,462,999)

  Net capital share transactions                    (4,517,841)    (5,108,300)    (3,003,117)

NET INCREASE (DECREASE) IN NET ASSETS               (4,096,710)      (497,586)    (6,787,556)

NET ASSETS, BEGINNING OF YEAR                       19,206,469     19,704,055     26,491,611

NET ASSETS, END OF YEAR                            $15,109,759    $19,206,469   $ 19,704,055

UNIT VALUE, END OF YEAR                                $.49773        $.48673        $.38287

UNITS OUTSTANDING, END OF YEAR                      30,357,639     39,460,164     51,464,519


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2001

                                                                          2019 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $3,038,738
  Other                                                                        3,882

           Total trust property                                            3,042,620

LESS LIABILITY - Other                                                         1,251

NET ASSETS (Note 2)                                                       $3,041,369

UNITS OUTSTANDING                                                          8,491,448

UNIT VALUE                                                                   $.35817


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENTS OF OPERATIONS

                                                                      2019 TRUST
                                                               Years Ended December 31,
                                                              2001       2000       1999
INVESTMENT INCOME:
  Interest income                                          $   3,422   $  3,764  $   1,696
  Accretion of original issue discount                       245,289    282,393    119,803
  Trustee's fees and expenses                                 (2,779)    (2,920)    (1,367)

  Net investment income                                      245,932    283,237    120,132

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                              264,600     90,863     16,664
  Unrealized appreciation (depreciation) of
    investments                                             (633,178)   617,869   (130,118)

  Realized and unrealized gain (loss) on
    investments                                             (368,578)   708,732   (113,454)

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                $(122,646)  $991,969  $   6,678


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES, SERIES L

STATEMENTS OF CHANGES IN NET ASSETS

                                                                  2019 TRUST
                                                            Years Ended December 31,
                                                         2001         2000          1999
OPERATIONS:
  Net investment income                              $   245,932   $   283,237  $   120,132
  Realized gain on securities sold                       264,600        90,863       16,664
  Unrealized appreciation (depreciation) of
    investments                                         (633,178)      617,869     (130,118)

  Net increase (decrease) in net assets resulting
    from operations                                     (122,646)      991,969        6,678

CAPITAL SHARE TRANSACTIONS (NOTE 3):
  Issuance of additional units                         1,886,183       799,209    9,355,980
  Redemption of units                                 (2,596,412)   (3,264,888)  (4,136,740)

  Net capital share transactions                        (710,229)   (2,465,679)   5,219,240

NET INCREASE (DECREASE) IN NET ASSETS                   (832,875)   (1,473,710)   5,225,918

NET ASSETS, BEGINNING OF YEAR                          3,874,244     5,347,954      122,036

NET ASSETS, END OF YEAR                              $ 3,041,369   $ 3,874,244  $ 5,347,954

UNIT VALUE, END OF YEAR                                  $.35817       $.36308      $.27597

UNITS OUTSTANDING, END OF YEAR                         8,491,448    10,670,432   19,378,418


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds are registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Securities are stated at value as determined by an independent evaluator based on bid side evaluations for the securities.

(b) Cost of securities is based on offering side evaluations for the securities at Dates of Deposit. Cost of securities subsequent to such dates has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities. Realized gain and loss on sales of securities are determined using the first-in, first-out cost basis.

(c) The Funds are not subject to income taxes. Accordingly, no provision for such taxes is required.

2.   NET ASSETS, DECEMBER 31, 2001

    Series A (2003 Trust)
Cost of 45,909,602 units at Dates of Deposit                    $11,603,470
Less sales charge                                                   203,061
Net amount applicable to Holders                                 11,400,409
Realized gain on securities sold                                 14,648,436
Unrealized appreciation of investments                            3,591,697
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (7,586,889)
Undistributed net investment income                              22,046,606

Net assets                                                      $44,100,259

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 2001 (Continued)

Series B (2005 Trust)
Cost of 25,230,507 units at Dates of Deposit                    $ 6,529,037
Less sales charge                                                   114,258
Net amount applicable to Holders                                  6,414,779
Realized gain on securities sold                                  7,161,689
Unrealized appreciation of investments                            1,907,568
Redemptions of units - redemption amounts less net cost
  of units redeemed                                                (497,479)
Undistributed net investment income                               7,625,142

Net assets                                                      $22,611,699

     Series C (2006 Trust)

Cost of 10,679,800 units at Dates of Deposit                    $ 3,173,413
Less sales charge                                                    55,535
Net amount applicable to Holders                                  3,117,878
Realized gain on securities sold                                  1,916,268
Unrealized appreciation of investments                              665,090
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              1,292,451
Undistributed net investment income                               2,245,834

Net assets                                                      $ 9,237,521

    Series D (2007 Trust)

Cost of 14,439,289 units at Dates of Deposit                    $ 2,869,900
Less sales charge                                                    57,398
Net amount applicable to Holders                                  2,812,502
Realized gain on securities sold                                  5,328,261
Unrealized appreciation of investments                            1,749,868
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (2,773,448)
Undistributed net investment income                               4,610,199

Net assets                                                      $11,727,382

     Series E (2008 Trust)

Cost of 25,922,871 units at Dates of Deposit                     $5,176,505
Less sales charge                                                   103,530
Net amount applicable to Holders                                  5,072,975
Realized gain on securities sold                                 11,561,822
Unrealized appreciation of investments                            3,069,759
Redemptions of units - net cost of units redeemed less
  redemption amounts                                             (8,354,074)
Undistributed net investment income                               8,058,010

Net assets                                                      $19,408,492

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 2001 (Continued)

    Series F (2009 Trust)
Cost of 12,782,888 units at Dates of Deposit                     $2,793,856
Less sales charge                                                    27,939
Net amount applicable to Holders                                  2,765,917
Realized gain on securities sold                                    538,731
Unrealized appreciation of investments                            1,538,336
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                468,682
Undistributed net investment income                               3,660,212

Net assets                                                       $8,971,878

     Series G (2010 Trust)

Cost of 12,939,587 units at Dates of Deposit                     $3,547,835
Less sales charge                                                    70,957
Net amount applicable to Holders                                  3,476,878
Realized gain on securities sold                                  3,346,912
Unrealized appreciation of investments                              408,880
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                361,305
Undistributed net investment income                                 809,062

Net assets                                                       $8,403,037

     Series H (2011 Trust)

Cost of 6,053,123 units at Dates of Deposit                      $1,605,232
Less sales charge                                                    32,105
Net amount applicable to Holders                                  1,573,127
Realized gain on securities sold                                    735,002
Unrealized appreciation of investments                              348,640
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                414,373
Undistributed net investment income                                 693,635

Net assets                                                       $3,764,777

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.   NET ASSETS, DECEMBER 31, 2001 (Continued)

     Series J (2013 Trust)
Cost of 2,371,779 units at Dates of Deposit                     $   626,106
Less sales charge                                                    12,522
Net amount applicable to Holders                                    613,584
Realized gain on securities sold                                    116,273
Unrealized appreciation of investments                              208,194
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                (56,944)
Undistributed net investment income                                 397,726

Net assets                                                      $ 1,278,833

     Series K (2004 Trust)

Cost of 11,778,317 units at Dates of Deposit                    $ 7,255,692
Less sales charge                                                   145,114
Net amount applicable to Holders                                  7,110,578
Realized gain on securities sold                                    835,733
Unrealized appreciation of investments                              618,417
Redemption of units - net cost of units redeemed less
  redemption amounts                                                206,575
Undistributed net investment income                               2,249,817

Net assets                                                      $11,021,120

     Series K (2014 Trust)

Cost of 30,357,639 units at Dates of Deposit                    $ 9,583,236
Less sales charge                                                   191,665
Net amount applicable to Holders                                  9,391,571
Realized gain on securities sold                                  3,091,988
Unrealized depreciation of investments                             (139,241)
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                397,444
Undistributed net investment income                               2,367,997

Net assets                                                      $15,109,759

     Series L (2019 Trust)

Cost of 8,491,448 units at Dates of Deposit                     $ 2,592,210
Less sales charge                                                    51,715
Net amount applicable to Holders                                  2,540,495
Realized gain on securities sold                                    372,126
Unrealized depreciation of investments                             (145,427)
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                 96,244
Undistributed net investment income                                 177,931

Net assets                                                      $ 3,041,369

3.   CAPITAL SHARE TRANSACTIONS

     Additional units were issued as follows:

       Series       Trust           2001              2000              1999
   A            2003         1,741,889         1,647,862           745,575
   B            2005                 0         1,291,517                 0
   C            2006           611,979           324,046                 0
   D            2007           664,938                 0                 0
   E            2008           507,371                 0                 0
   F            2009                 0                 0           476,294
   G            2010         1,985,325         8,168,129                 0
   H            2011           868,594         2,216,171                 0
   J            2013                 0                 0                 0
   K            2004           855,219         1,398,237         1,749,845
   K            2014                 0                 0        17,787,517
   L            2019         5,064,626         2,107,797        33,092,500

     Units were redeemed as follows:

Series         Trust           2001              2000              1999
   A            2003         3,554,181         6,465,506         8,056,956
   B            2005         1,326,470         3,644,121         4,957,583
   C            2006           524,718         1,584,957           263,110
   D            2007         1,324,897         3,181,413         3,434,572
   E            2008         2,164,432         5,407,372         3,769,975
   F            2009         2,427,800         1,077,560           538,421
   G            2010         3,692,548         7,948,664         3,964,612
   H            2011           527,486           264,293           523,043
   J            2013           880,115           296,455                 0
   K            2004         1,175,333           671,998           838,630
   K            2014         9,102,525        12,004,355        26,354,397
   L            2019         7,243,610        10,815,783        14,104,605

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.   INCOME TAXES

     All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At December 31, 2001, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.   DISTRIBUTIONS

     It is anticipated that each Trust will not make any distributions until the first business day following the maturity of its holdings in the Stripped Treasury Securities which are noninterest-bearing.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2001

     Portfolio No.                                                  Adjusted
      and Title of          Interest                    Face          Cost         Value
       Securities             Rate     Maturities      Amount       (Note A)      (Note A)

Series A (2003 Trust)
1  Stripped Treasury
    Securities (Note B)          0%     8/15/03     $45,801,625   $40,230,232   $43,832,878
2  U.S. Treasury Bonds       11.125     8/15/03         149,307       179,911       168,962

   Total                                            $45,950,932   $40,410,143   $44,001,840

 Series B (2005 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/05     $25,380,940   $20,579,561   $22,494,986
2  U.S. Treasury Bonds       11.625     11/15/04         76,050       100,079        92,222

   Total                                            $25,456,990   $20,679,640   $22,587,208

Series C (2006 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/06    $ 10,944,000   $ 8,525,325   $ 9,192,001
2  U.S. Treasury Bonds        9.375     2/15/06          36,260        44,837        43,251

   Total                                            $10,980,260   $ 8,570,162   $ 9,235,252

Series D (2007 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/07     $14,727,000   $ 9,918,189   $11,664,257
2  U.S. Treasury Bonds        9.375     2/15/06          51,563        57,705        61,505

   Total                                            $14,778,563   $ 9,975,894   $11,725,762


THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2001

     Portfolio No.                                                  Adjusted
      and Title of          Interest                    Face          Cost         Value
       Securities             Rate     Maturities      Amount       (Note A)      (Note A)

Series E (2008 Trust)
1  Stripped Treasury
     Securities (Note B)         0%     2/15/08     $25,901,000   $16,195,340   $19,257,627
2  U.S. Treasury Bonds        9.375     2/15/06         101,684       113,818       121,290

   Total                                            $26,002,684   $16,309,158   $19,378,917

 Series F (2009 Trust)

 1 Stripped Treasury
    Securities (Note B)          0%     2/15/09     $12,797,000   $ 7,366,834   $ 8,902,733
 2 U.S. Treasury Bonds        9.375     2/15/06          51,296        58,749        61,186

   Total                                            $12,848,296   $ 7,425,583   $ 8,963,919

 Series G (2010 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/10     $12,807,000   $ 7,934,129   $ 8,334,271
2  U.S. Treasury Bonds        9.375     2/15/06          52,052        53,350        62,088

   Total                                            $12,859,052   $ 7,987,479   $ 8,396,359

Series H (2011 Trust)

1  Stripped Treasury
    Securities (Note B)          0%     2/15/11     $ 6,080,000   $ 3,358,058   $ 3,706,362
2  U.S. Treasury Bonds        9.375     2/15/06          23,656        27,881        28,217

   Total                                            $ 6,103,656   $ 3,385,939   $ 3,734,579
Series J (2013 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     02/15/13    $ 2,376,000   $ 1,058,168   $ 1,266,168
2  U.S. Treasury Bonds       10.375     11/15/12(C)       8,328        10,490        10,684

   Total                                            $ 2,384,328   $ 1,068,658   $ 1,276,852

                                             D-43

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2001

   Portfolio No.                                                   Adjusted
   and Title of             Interest                    Face         Cost         Value
   Securities                 Rate      Maturities     Amount      (Note A)      (Note A)

Series K (2004 Trust)
1  Stripped Treasury
     Securities (Note B)         0%     2/15/04     $11,693,000   $10,327,758   $10,944,870
2  U.S. Treasury Notes        5.875     2/15/04          70,921        73,528        74,833

   Total                                            $11,763,921   $10,401,286   $11,019,703

Series K (2014 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/14     $30,012,000   $15,076,427   $14,936,342
2  U.S. Treasury Bonds       11.250     2/15/15          94,931       144,464       145,308

   Total                                            $30,106,931   $15,220,891   $15,081,650

Series L (2019 Trust)

1  Stripped Treasury
     Securities (Note B)         0%     2/15/19     $ 8,377,000   $ 3,138,733   $ 2,994,099
2  U.S. Treasury Bonds       8.8752     2/15/19          33,274        45,432        44,639

   Total                                            $ 8,410,274   $ 3,184,165    $ 3,038,73

                                      D-44

                          THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
  U.S. TREASURY SECURITIES

NOTES TO PORTFOLIOS
AS OF DECEMBER 31, 2001


Note A - See Note 1 to Financial Statements.

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S. Treasury debt obligations, and (c) receipts or certificates for underlying stripped U.S. Treasury debt obligations. The receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligation. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. The Stripped Treasury Securities do not make any periodic payments of interest.

Note C - Callable at par commencing 11/15/07.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A - L
FINANCIAL HIGHLIGHTS

DECEMBER 31,  2001

                                                                     2003                2005                  2006
                                                                     TRUST               TRUST                 TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                                $ 0.88210          $ 0.82159             $ 0.79516
                                                            -----------------------------------------------------------

Operating Profit                                                      0.06935            0.05386               0.04752
Expenses                                                             (0.00027)          (0.00034)             (0.00031)
                                                            -----------------------------------------------------------
Net Investment Income                                                 0.06908            0.05352               0.04721
Realized & Unrealized Gain (Loss) on Investments                      0.00963            0.02199               0.02245
                                                            -----------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       0.07871            0.07551               0.06966
                                                            -----------------------------------------------------------
Net Capital Share Transactions                                       (0.00022)          (0.00090)              0.00013
                                                            -----------------------------------------------------------
Net asset value, end of period                                      $ 0.96059          $ 0.89620             $ 0.86495
                                                            ===========================================================

TOTAL RETURN:                                                           8.50%              8.73%                 8.32%

RATIO TO AVERAGE NET ASSETS:

Expense                                                                -0.03%             -0.04%                -0.04%
Net investment income                                                   7.46%              6.19%                 5.64%



                                                              2007               2008               2009             2010
                                                              TRUST              TRUST              TRUST            TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                        $ 0.75222           $ 0.69889         $ 0.66147         $ 0.61992
                                                        ----------------------------------------------------------------------

Operating Profit                                              0.05251             0.04736           0.04634           0.03769
Expenses                                                     (0.00033)           (0.00034)         (0.00036)         (0.00037)
                                                        ----------------------------------------------------------------------
Net Investment Income                                         0.05218             0.04702           0.04598           0.03732
Realized & Unrealized Gain (Loss) on Investments              0.00903             0.00204          (0.00493)         (0.00281)
                                                        ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                               0.06121             0.04906           0.04105           0.03451
                                                        ----------------------------------------------------------------------
Net Capital Share Transactions                               (0.00124)            0.00075          (0.00065)         (0.00502)
                                                        ----------------------------------------------------------------------
Net asset value, end of period                              $ 0.81219           $ 0.74870         $ 0.70187         $ 0.64941
                                                        ======================================================================

TOTAL RETURN:                                                   7.76%               6.71%             5.92%             5.39%

RATIO TO AVERAGE NET ASSETS:

Expense                                                        -0.04%              -0.05%            -0.05%            -0.06%
Net investment income                                           6.62%               6.43%             6.63%             5.83%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A - L
FINANCIAL HIGHLIGHTS

DECEMBER 31,  2001

                                                                     2011                2013                 2004
                                                                     TRUST               TRUST                TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                                $ 0.59770          $ 0.52290             $ 0.85591
                                                            -----------------------------------------------------------

Operating Profit                                                      0.03578            0.03543               0.05126
Expenses                                                             (0.00036)          (0.00040)             (0.00035)
                                                            -----------------------------------------------------------
Net Investment Income                                                 0.03542            0.03503               0.05091
Realized & Unrealized Gain (Loss) on Investments                     (0.01284)          (0.01897)              0.02953
                                                            -----------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       0.02258            0.01606               0.08044
                                                            -----------------------------------------------------------
Net Capital Share Transactions                                        0.00168            0.00023              (0.00064)
                                                            -----------------------------------------------------------
Net asset value, end of period                                      $ 0.62196          $ 0.53919             $ 0.93571
                                                            ===========================================================

TOTAL RETURN:                                                           3.66%              2.98%                 8.93%

RATIO TO AVERAGE NET ASSETS:

Expense                                                                -0.06%             -0.07%                -0.04%
Net investment income                                                   5.74%              6.49%                 5.65%

                                                                       2014                   2019
                                                                       TRUST                  TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                                   $ 0.48673             $ 0.36308
                                                            -------------------------------------------

Operating Profit                                                         0.02987               0.02533
Expenses                                                                (0.00031)             (0.00028)
                                                            -------------------------------------------
Net Investment Income                                                    0.02956               0.02505
Realized & Unrealized Gain (Loss) on Investments                        (0.01720)             (0.03755)
                                                            -------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                          0.01236              (0.01250)
                                                            -------------------------------------------
Net Capital Share Transactions                                          (0.00136)              0.00759
                                                            -------------------------------------------
Net asset value, end of period                                         $ 0.49773             $ 0.35817
                                                            ===========================================

TOTAL RETURN:                                                              2.46%                -3.39%

RATIO TO AVERAGE NET ASSETS:

Expense                                                                   -0.06%                -0.08%
Net investment income                                                      5.89%                 6.79%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A - L
FINANCIAL HIGHLIGHTS


DECEMBER 31,  2000

                                                                     2003               2005                  2006
                                                                     TRUST              TRUST                 TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                                $ 0.79853          $ 0.72617             $ 0.69105
                                                            -----------------------------------------------------------

Operating Profit                                                      0.06614            0.05269               0.04638
Expenses                                                             (0.00028)          (0.00033)             (0.00031)
                                                            -----------------------------------------------------------
Net Investment Income                                                 0.06586            0.05236               0.04607
Realized & Unrealized Gain (Loss) on Investments                      0.01679            0.04205               0.05567
                                                            -----------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       0.08265            0.09441               0.10174
                                                            -----------------------------------------------------------
Net Capital Share Transactions                                        0.00092            0.00101               0.00237
                                                            -----------------------------------------------------------
Net asset value, end of period                                      $ 0.88210          $ 0.82159             $ 0.79516
                                                            ===========================================================

TOTAL RETURN:                                                           9.95%             12.40%                13.96%

RATIO TO AVERAGE NET ASSETS:

Expense                                                                -0.03%             -0.04%                -0.04%
Net investment income                                                   7.93%              6.88%                 6.32%

                                                              2007               2008               2009              2010
                                                              TRUST              TRUST              TRUST             TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                         $ 0.64340          $ 0.58855          $ 0.54967         $ 0.50818
                                                         ----------------------------------------------------------------------

Operating Profit                                               0.05024            0.04567            0.04145           0.03776
Expenses                                                      (0.00033)          (0.00033)          (0.00037)         (0.00037)
                                                         ----------------------------------------------------------------------
Net Investment Income                                          0.04991            0.04534            0.04108           0.03739
Realized & Unrealized Gain (Loss) on Investments               0.05628            0.06288           (0.06994)          0.07453
                                                         ----------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                0.10619            0.10822           (0.02886)          0.11192
                                                         ----------------------------------------------------------------------
Net Capital Share Transactions                                 0.00263            0.00212            0.14066          (0.00018)
                                                         ----------------------------------------------------------------------
Net asset value, end of period                               $ 0.75222          $ 0.69889          $ 0.66147         $ 0.61992
                                                         ======================================================================

TOTAL RETURN:                                                   15.55%             17.18%             18.65%            20.31%

RATIO TO AVERAGE NET ASSETS:

Expense                                                         -0.05%             -0.05%             -0.06%            -0.07%
Net investment income                                            7.31%              7.20%              6.90%             6.78%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A - L
FINANCIAL HIGHLIGHTS


DECEMBER 31,  2000

                                                                    2011                2013                  2004
                                                                    TRUST               TRUST                 TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                                $ 0.48007          $ 0.41520             $ 0.76881
                                                            -----------------------------------------------------------

Operating Profit                                                      0.03338            0.02952               0.04921
Expenses                                                             (0.00034)          (0.00018)             (0.00034)
                                                            -----------------------------------------------------------
Net Investment Income                                                 0.03304            0.02934               0.04887
Realized & Unrealized Gain (Loss) on Investments                      0.08103            0.07821               0.03904
                                                            -----------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                       0.11407            0.10755               0.08791
                                                            -----------------------------------------------------------
Net Capital Share Transactions                                        0.00356            0.00015              (0.00081)
                                                            -----------------------------------------------------------
Net asset value, end of period                                      $ 0.59770          $ 0.52290             $ 0.85591
                                                            ===========================================================

TOTAL RETURN:                                                          22.03%             23.22%                11.00%

RATIO TO AVERAGE NET ASSETS:

Expense                                                                -0.07%             -0.04%                -0.04%
Net investment income                                                   6.38%              6.34%                 6.11%

                                                                     2014                  2019
                                                                     TRUST                 TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                               $ 0.38287             $ 0.27597
                                                            ---------------------------------------

Operating Profit                                                     0.02817               0.02636
Expenses                                                            (0.00032)             (0.00027)
                                                            ---------------------------------------
Net Investment Income                                                0.02785               0.02609
Realized & Unrealized Gain (Loss) on Investments                     0.07660               0.06530
                                                            ---------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      0.10445               0.09139
                                                            ---------------------------------------
Net Capital Share Transactions                                      (0.00059)             (0.00428)
                                                            ---------------------------------------
Net asset value, end of period                                     $ 0.48673             $ 0.36308
                                                            =======================================

TOTAL RETURN:                                                         24.25%                27.50%

RATIO TO AVERAGE NET ASSETS:

Expense                                                               -0.07%                -0.08%
Net investment income                                                  6.47%                 7.85%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A - L
FINANCIAL HIGHLIGHTS


DECEMBER 31,  1999

                                                                     2003              2005                   2006
                                                                     TRUST             TRUST                  TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                                $ 0.81181          $ 0.75741             $ 0.73503
                                                            ------------------------------------------------------------

Operating Profit                                                      0.06208            0.05072               0.04301
Expenses                                                             (0.00026)          (0.00031)             (0.00031)
                                                            ------------------------------------------------------------
Net Investment Income                                                 0.06182            0.05041               0.04270
Realized & Unrealized Gain (Loss) on Investments                     (0.07614)          (0.08239)             (0.08672)
                                                            ------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      (0.01432)          (0.03198)             (0.04402)
                                                            ------------------------------------------------------------
Net Capital Share Transactions                                        0.00104            0.00074               0.00004
                                                            ------------------------------------------------------------
Net asset value, end of period                                      $ 0.79853          $ 0.72617             $ 0.69105
                                                            ============================================================

TOTAL RETURN:                                                          -1.79%             -4.34%                -6.24%

RATIO TO AVERAGE NET ASSETS:

Expense                                                                -0.03%             -0.04%                -0.05%
Net investment income                                                   7.73%              6.84%                 6.05%

                                                                 2007               2008              2009              2010
                                                                TRUST               TRUST             TRUST             TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                           $ 0.69445          $ 0.64561          $ 0.60954         $ 0.56753
                                                       --------------------------------------------------------------------------

Operating Profit                                                 0.04658            0.04115            0.03773           0.03434
Expenses                                                        (0.00034)          (0.00030)          (0.00037)         (0.00036)
                                                       --------------------------------------------------------------------------
Net Investment Income                                            0.04624            0.04085            0.03736           0.03398
Realized & Unrealized Gain (Loss) on Investments                (0.09897)          (0.09888)          (0.09718)         (0.09544)
                                                       --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                 (0.05273)          (0.05803)          (0.05982)         (0.06146)
                                                       --------------------------------------------------------------------------
Net Capital Share Transactions                                   0.00168            0.00097           (0.00005)          0.00211
                                                       --------------------------------------------------------------------------
Net asset value, end of period                                 $ 0.64340          $ 0.58855          $ 0.54967         $ 0.50818
                                                       ==========================================================================

TOTAL RETURN:                                                     -7.96%             -9.52%            -10.46%           -11.56%

RATIO TO AVERAGE NET ASSETS:

Expense                                                           -0.05%             -0.05%             -0.06%            -0.07%
Net investment income                                              6.98%              6.70%              6.53%             6.39%

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A - L
FINANCIAL HIGHLIGHTS


DECEMBER 31,  1999

                                                                      2011               2013                  2004
                                                                      TRUST              TRUST                 TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                                $ 0.53929          $ 0.47461             $ 0.78879
                                                            -----------------------------------------------------------

Operating Profit                                                      0.03152            0.02733               0.04692
Expenses                                                             (0.00036)          (0.00055)             (0.00034)
                                                            -----------------------------------------------------------
Net Investment Income                                                 0.03116            0.02678               0.04658
Realized & Unrealized Gain (Loss) on Investments                     (0.09045)          (0.08620)             (0.06525)
                                                            -----------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      (0.05929)          (0.05942)             (0.01867)
                                                            -----------------------------------------------------------
Net Capital Share Transactions                                        0.00007            0.00001              (0.00131)
                                                            -----------------------------------------------------------
Net asset value, end of period                                      $ 0.48007          $ 0.41520             $ 0.76881
                                                            ===========================================================

TOTAL RETURN:                                                         -11.84%            -13.51%                -2.42%

RATIO TO AVERAGE NET ASSETS:

Expense                                                                -0.07%             -0.12%                -0.04%
Net investment income                                                   6.22%              6.09%                 6.04%

                                                                      2014                 2019
                                                                      TRUST                TRUST
PER UNIT OPERATING PERFORMANCE:

Net asset value, beginning of period                                $ 0.44130             $ 0.31249
                                                           -----------------------------------------

Operating Profit                                                      0.02710               0.01664
Expenses                                                             (0.00024)             (0.00019)
                                                           -----------------------------------------
Net Investment Income                                                 0.02686               0.01645
Realized & Unrealized Gain (Loss) on Investments                     (0.08461)             (0.01555)
                                                           -----------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                      (0.05775)              0.00090
                                                           -----------------------------------------
Net Capital Share Transactions                                       (0.00068)             (0.03742)
                                                           -----------------------------------------
Net asset value, end of period                                      $ 0.38287             $ 0.27597
                                                           =========================================

TOTAL RETURN:                                                         -14.40%                 0.31%

RATIO TO AVERAGE NET ASSETS:

Expense                                                                -0.06%                -0.06%
Net investment income                                                   6.70%                 5.50%

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         THE MERRILL LYNCH FUND OF STRIPPED
Request the most recent free             ("ZERO") U.S TREASURY SECURITIES,
Information Supplement                   SERIES A-L
that gives more details about            (A Unit Investment Trust)
the Fund, by calling:                    ---------------------------------------
The Chase Manhattan Bank                 This Prospectus does not contain
1-800-323-1508                           complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file numbers:
                                         2-89536, 2-94915, 33-02813, 33-13386,
                                         33-21320, 33-28038, 33-34403, 33-39606,
                                         33-47078, 33-49519, 33-53085 and
                                         333-76661);
                                         - Investment Company Act of 1940 (file
                                         no. 811-3965).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         This Prospectus may be used as a
                                         preliminary prospectus for a future
                                         series, but some of the information in
                                         this Prospectus will be changed for
                                         that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14850--4/02